Stockholder's Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 18, 2017	Dec. 05, 2016	Jan. 24, 2017	May 31, 2017	May 31, 2016
Stockholders' Equity (Textual)
Common stock shares issued		7,500,000			42,500
Common stock par value	$ 0.0001	$ 0.01		$ 0.0001	$ 0.0001
Non cash expense price per share					$ 4.25
Non cash expense		$ 75,000
Consulting expense				$ 37,500
Change in issuance of authorized common stock, mimimum	500,000,000
Change in issuance of authorized common stock, maximum	850,000,000
Common stock, conversion of principle and accrued interest				$ 318,631
Common stock shares converted				185,348,336
Equity agreement term, description		The terms of a one-year consulting agreement.
Taiwo Aimasiko [Member]
Stockholders' Equity (Textual)
Retired shares of common stock			150,000,000
Series B preferred shares [Member]
Stockholders' Equity (Textual)
Retired shares of common stock			50,000,000